Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Standardized Measure of Discounted Future Net Cash Flows (Detail) - Crude Oil Reserves - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Future cash inflows		$ 512,547	$ 371,331	$ 201,777
Future production costs (excluding profit taxes)	$ (174,115)	(146,062)	(109,064)
Future development costs	(26,013)	(24,184)	(23,631)
Future cash flows before tax	312,419	201,085	69,082
Future production and excess gains taxes	(205,035)	(146,416)	(73,122)
Future net cash flows	107,384	54,669	(4,040)
Effect of discounting net cash flows by 10%	(44,461)	(18,443)	3,359
Standardized measure of discounted future net cash flows	$ 62,923	$ 36,226	$ (681)